Employee Benefits - Annual Benefit Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
2020	$ 323
2021	398
2022	428
2023	419
2024	549
Years 2025 - 2029	3,904
Switzerland
Defined Benefit Plan Disclosure [Line Items]
2020	280
2021	276
2022	270
2023	265
2024	259
Years 2025 - 2029	$ 1,184